SUBSIDIARIES (Details 2) - SpearAd - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 18, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents at SpearAd		$ 154
Acquisition- Related costs	$ 253	(253)
Acquisition of subsidiary		$ (99)